Consolidated Statements of Stockholders (Deficit) Equity (USD $) In Thousands, except Share data	Total	Total OXiGENE, Inc. Stockholders' (Deficit)/Equity	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Symphony ViDA, Inc.
Beginning balance at Dec. 31, 2007	$ 24,857	$ 24,857	$ 14	$ 162,629	$ (137,801)	$ 15
Beginning balance, shares at Dec. 31, 2007			1,425
Formulation of Symphony ViDA, Inc.	9,952						9,952
Unrealized loss from available-for-sale securities	(125)	(125)				(125)
Net loss	(21,401)	(21,401)			(21,401)		(520)
Comprehensive loss	(12,094)	(21,526)					9,432
Issuance of common stock for executive incentive compensation, shares			2
Issuance of common stock for executive incentive compensation	87	87		87
Issuance of common stock related to CEFF, net of cost, shares			32
Issuance of common stock related to CEFF, net of cost	740	740		740
Stock-based compensation expense	999	999		999
Adjustments to Additional Paid in Capital, Warrant Issued	(8,935)	(8,935)		(8,935)
Settlement of Symphony warrant upon exercise	5,622	5,622		5,622
Accounting for additional CEFF investment and warrant as a liability	(489)	(489)		(489)
Issuance of common stock to Symphony as direct investment, net of costs, shares			112
Issuance of common stock to Symphony as direct investment net of costs	1,429	1,429	1	1,428
Exercise of Symphony warrant issuance of shares of common stock, shares			564
Exercise of Symphony warrant issuance of shares of common stock	12,523	12,523	6	12,517
Issuance of common stock as compensation for purchase option, shares			180
Issuance of common stock as compensation for purchase option	4,000	4,000	2	3,998
Ending balance at Dec. 31, 2008	28,739	19,307	23	178,596	(159,202)	(110)	9,432
Ending balance, shares at Dec. 31, 2008			2,315
Unrealized loss from available-for-sale securities	110	110				110
Net loss	(24,728)	(24,728)			(24,728)		(4,215)
Comprehensive loss	(28,833)	(24,618)					(4,215)
Issuance of common stock for Symphony ViDA, Inc. acquisition (including $10.4 million of excess purchase price over carrying value of non controlling interest), shares			500
Issuance of common stock for Symphony ViDA, Inc. acquisition (including $10.4 million of excess purchase price over carrying value of non controlling interest)	(87)	5,130	5	5,125			(5,217)
Issuance of common stock in lieu of compensation for the Board of Directors, shares			15
Issuance of common stock in lieu of compensation for the Board of Directors	321	321		321
Elimination of the CEFF warrant derivative liability due to the Symphony ViDA, Inc. acquisition	155	155		155
Issuance of common stock in direct registration net of costs and fair value of warrants issued of $4,055, shares			313
Issuance of common stock in direct registration net of costs and fair value of warrants issued of $4,055	4,974	4,974	3	4,971
Issuance of common stock under employee stock purchase plan, shares			3
Issuance of common stock under employee stock purchase plan	125	125		125
Stock-based compensation expense	407	407		407
Forfeiture of restricted stock, shares			(9)
Forfeiture of restricted stock	(2)	(2)		(2)
Ending balance at Dec. 31, 2009	5,799	5,799	31	189,698	(183,930)
Ending balance, shares at Dec. 31, 2009			3,137
Net loss	(23,770)	(23,770)
Issuance of common stock and common stock warrants in connection with the private placement financing, net of expenses of $877, shares			329
Issuance of common stock and common stock warrants in connection with the private placement financing, net of expenses of $877	(313)	(313)	3	(316)
Issuance of common stock in lieu of compensation for the Board of Directors, shares			19
Issuance of common stock in lieu of compensation for the Board of Directors	325	325		325
Reclass of CEFF warrants to derivative liability in March 2010 due to private placement warrants	(103)	(103)		(103)
Exercise of warrants issued in private placement financing, shares			1,347
Exercise of warrants issued in private placement financing	8,255	8,255	14	8,241
Issuance of common stock under ATM, net of expenses of $288, shares			664
Issuance of common stock under ATM, net of expenses of $288	3,806	3,806	7	3,799
Issuance of common stock under employee stock purchase plan, shares			4
Issuance of common stock under employee stock purchase plan	33	33		33
Stock-based compensation expense	687	687		687
Exercise of stock options, shares			1
Exercise of stock options	26	26		26
Ending balance at Dec. 31, 2010	$ (5,255)	$ (5,255)	$ 55	$ 202,390	$ (207,700)
Ending balance, shares at Dec. 31, 2010			5,501